SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION
15.	SUPPLEMENTAL CASH FLOW INFORMATION
There were no non-cash transactions during the years ended December 31, 2025, 2024 and 2023.